Segment Information	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
18.	SEGMENT INFORMATION

The Group’s chief operating decision maker, who has been identified as the Company’s Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2019	2020	2021
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	7,717	6,929	5,192
Electric OEM	6,560	5,629	3,976
Total revenue from contracts with customers	14,277	12,558	9,168

Operating (loss) income:
Metal stamping and Mechanical OEM	(405)	458	(327)
Electric OEM	(250)	355	(207)
Corporate	(100)	(66)	(82)
Total operating (loss) income	(755)	747	(616)

Depreciation expense:
Metal stamping and Mechanical OEM	133	83	90
Electric OEM	128	62	69
Total depreciation	261	145	159

Capital expenditure:
Metal stamping and Mechanical OEM	398	53	50
Electric OEM	297	38	38
Total capital expenditure	695	91	88

	As of March 31,
	2020	2021
	$	$
Total assets:
Metal stamping and Mechanical OEM	9,753	7,874
Electric OEM	8,248	7,440
Corporate	168	172
Total assets	18,169	15,486

	As of March 31,
	2020	2021
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	520	474
Electric OEM	358	359
Total property, plant and equipment, net	878	833

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2019	2020	2021
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,794	2,186	1,554
Europe	10,901	9,790	7,269
Other Asian countries	128	-	37
North America	454	582	308
Total revenue from contracts with customers	14,277	12,558	9,168

All of the Group’s property, plant and equipment are located in Hong Kong, China and Myanmar. The breakdown by geographic area is as follows:

	As of March 31,
	2020	2021
	$	$
Property, plant and equipment, net:
Hong Kong and China	127	98
Myanmar	751	735
Total property, plant and equipment, net	878	833